Federated Emerging Market Debt Fund
A Portfolio of Federated World Investment Series, Inc.
CLASS A SHARES (TICKER IHIAX)
CLASS B SHARES (TICKER IHIBX)
CLASS C SHARES (TICKER IHICX)
INSTITUTIONAL SHARES (TICKER EMDIX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED JANUARY 31, 2013
Under the heading entitled “ Fund Management,” please delete the information regarding Roberto Sanchez-Dahl and Paolo H. Valle and replace it with the following:
“Ihab Salib, Senior Portfolio Manager, has been the Fund's portfolio manager since May 2013.”
May 13, 2013
Federated Emerging Market Debt Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451710 (5/13)